Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Canada -Saskatchewan | National Government Of Canada [Member]
Total			$ 4,400,000	$ 4,400,000
Canada -Saskatchewan | The Province Of Saskatchewan [Member]
Total	$ 9,390,000	$ 133,930,000	4,550,000	147,870,000
Canada -Saskatchewan | The Province Of Ontario [Member]
Total			50,000	50,000
Canada -Saskatchewan | Athabasca Community Trust [Member]
Total			3,610,000	3,610,000
Canada -Saskatchewan | English River First Nation [Member]
Total			1,150,000	1,150,000
Canada -Saskatchewan | Lac La Ronge Indian Band Community Trust [Member]
Total			700,000	700,000
Canada -Saskatchewan | Northern Village Of Pinehouse [Member]
Total			1,690,000	1,690,000
Canada -Saskatchewan | Six Rivers Fund [Member]
Total			100,000	100,000
Canada -Saskatchewan | Peter Ballantyne Cree Nation [Member]
Total			710,000	710,000
United States of America | National Government Of United States Of America [Member]
Total			1,090,000	1,090,000
United States of America | The State Of Wyoming [Member]
Total	230,000	$ 20,000	450,000	700,000
United States of America | The State Of Nebraska [Member]
Total			150,000	150,000
United States of America | The Municipality Of Campbell County [Member]
Total	250,000			250,000
United States of America | The Municipality Of Converse County [Member]
Total	530,000		40,000	570,000
United States of America | The Municipality Of Dawes County [Member]
Total	90,000		10,000	100,000
United States of America | The Municipality Of Fremont County [Member]
Total	$ 10,000			10,000
Australia | Government of Western Australia [Member]
Total			210,000	210,000
Australia | Jamukurnu Yapalikurnu Aboriginal Corporation [Member]
Total			$ 100,000	$ 100,000